UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

☒	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period January 1, 2012 to March 31, 2012

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period ____________ to ____________

May 15, 2012
(Date of report)

Mesa West Capital CDO, Ltd.
(Exact name of securitizer as specified in its charter)

N/A	0001550042
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Suzan Merren, 345-945-7099
(Name and telephone number, including area code, of the person to contact in connection with this filing)

☐	Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)
☒	Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)
☐	Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02  Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No Activity to Report. (1) (2)

(1)    In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) performing a diligent search of our records for all relevant information, (ii) reviewing appropriate documentation to determine the parties responsible for enforcing representations and warranties (such parties, “Demand Entities”), and (iii) making written request of each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction.

(2)    This Form ABS-15G also applies to the following affiliated securitizers: Mesa West Capital CDO, LLC, Mesa West Real Estate Income Fund, L.P. and Mesa West Real Estate Income Fund – PFI, L.P.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: May 15, 2012	MESA WEST CAPITAL CDO, LTD. (Securitizer)

	By:	/s/ Suzan Merren
Name: Suzan Merren
Title: Director